INVESTMENTS	12 Months Ended
Dec. 31, 2018
INVESTMENTS
INVESTMENTS

NOTE 14 - INVESTMENTS

	12/31/2018	12/31/2017
Valued using the Equity Method

a) Associates companies

CTEEP	4,024,671	3,485,985
Lajeado Energia	79,923	64,103
CEB Lajeado	52,804	49,153
Paulista Lajeado	30,241	30,436
Energética Águas da Pedra S.A.	218,301	224,668
EMAE	351,364	331,556
CEMAR	989,425	821,010
Outros	818,899	1,263,614
	6,565,628	6,270,525

b) Jointly-controlled subsidiary
Mangue Seco II (*)	—	18,594
Norte Energia (Belo Monte)	6,863,523	5,868,703
Rouar	124,448	105,413
Brasnorte Transmissora de Energia S.A. (*)	—	123,527
Intesa - Integração Transmissora de Energia S.A. (*)	—	210,592
Brasventos Miassaba 3 Geradora de Energia S.A. (*)	—	37,728
Brasventos Eolo Geradora de Energia S.A. (*)	—	25,883
Rei dos Ventos 3 Geradora de Energia S.A. (*)	—	23,255
Madeira Energia S.A. (MESA)	2,004,915	2,077,575
Energia Sustentável do Brasil	3,363,219	3,297,141
Interligação Elétrica do Madeira S.A. (IE Madeira)	1,377,984	1,314,514
Norte Brasil Transmissora de Energia S.A.	1,082,843	1,046,172
Manaus Transmissora de Energia S.A. (*)	—	691,021
Enerpeixe S.A.	260,599	292,002
Teles Pires Participações	727,840	764,559
Chapecoense Geração S.A. (Chapecoense)	395,841	389,981
Belo Monte Transmissora de Energia	1,603,211	1,478,019
Interligação Elétrica Garanhuns S.A.	342,776	356,302
Mata de Santa Genebra	482,329	459,169
Goiás Transmissão S.A.	188,574	181,481
Companhia Energética Sinop S.A.	479,280	539,498
STN - Sistema de Transmissão Nordeste S.A.	165,749	216,741
Transnorte Energia S.A.	139,814	148,453
Chapada Piauí II Holding S.A. (*)	—	137,715
MGE Transmissão S.A.	127,583	115,039
Transmissora Sul Brasileira de Energia S.A. (TSBE)	—	257,441
Transenergia Renovável S.A. (Transenergia)	143,185	154,498
Retiro Baixo Energética S.A. (Retiro Baixo)	134,277	124,386
Chapada Piauí I Holding S.A. (*)	—	126,385
Empresa de Energia São Manoel	644,735	649,731
Paranaíba Transmissora	184,358	160,191
Vale do São Bartolomeu	51,173	123,131
Transmissora Matogrossense de Energia S.A. (*)	—	123,182
Triângulo Mineiro Transmissora	91,698	163,637
Transmissora Sul Litorânea de Energia S.A.	233,594	198,174
Serra do Facão Energia S.A.	12,990	26,212
Transenergia São Paulo S.A.	48,583	93,433
Vamcruz I Participações S.A. (*)	—	131,635
Eólica Serra das Vacas Holding S.A. (*)	—	96,172
Others	469,693	803,919
	21,744,814	23,151,204

SUBTOTAL	28,310,442	29,421,729

Provision for losses on investments	(1,774,244)	(2,132,024)

TOTAL	26,536,198	27,289,705

(*) Companies classified as assets held for sale in 2018.

	12/31/2018	12/31/2017
Investments maintained at fair value
AES Tietê	312,908	398,161
Coelce	244,042	270,825
Energisa S.A.	298,283	218,432
Cesp	134,146	133,709
Celpa	52,077	38,556
Celesc	206,795	112,396
CELPE	33,854	18,258
Energisa MT	8,140	—
COPEL	45,617	32,759
CGEEP	16,845	17,551
CEB	10,218	8,339
AES Eletropaulo	8,494	34,264
Energias do Brasil	27,913	25,491
Others	47,817	109,918
	1,447,150	1,418,659

14.1 - Provisions for losses on investments

	12/31/2018	12/31/2017
Belo Monte Transmissora de Energia	278,726	381,719
Empresa de Energia São Manoel	293,670	349,748
Madeira Energia S.A.	152,674	314,037
Norte Brasil Transmissora S.A.	267,595	294,580
Manaus Transmissora de Energia S.A.	—	239,742
Mata de Santa Genebra	8,521	—
Energia Sustentável do Brasil S.A	386,772	223,656
Interligação Elétrica Garanhuns S.A.	70,691	88,878
Goiás Transmissão	—	54,640
Transnorte Energia S.A.	118,665	—
Vale do São Bartolomeu	120,645	—
Transenergia Renovável S.A. (Transenergia)	—	43,686
Triângulo Mineiro Transmissora	—	41,161
Brasnorte Transmissora de Energia S.A.	—	24,965
Companhia Energética Sinop	17,166	17,166
Teles Pires Participações	13,332	13,333
Vamcruz I Participações S.A.	—	7,028
Inambari	274	54
Others	45,513	37,631
	1,774,244	2,132,024

14.2 - Change of investments

The most relevant investments of the Company are indicated below:

								Dividends
			Capital	Other			Adjustments of	and Interest
Subsidiaries, associated companies and	Balance on	Transfer	contribution /	Comprehensive	Capitalization of	Gain / Loss of	first adoption	on shareholder's	Equity	SPEs Transfer		Balance on
jointly-controlled ventures	12/31/2017	of shares	Disposal	Income	AFAC	Capital	IFRS 9 and 15	equity	equivalence	(**)	Held for sale	12/31/2018
CHANGES IN INVESTMENTS

Mangue Seco II (*)	18,594	—	—	—	—	—	—	(1,154)	15	—	(17,455)	—
Norte Energia (Belo Monte)	5,868,703	—	328,112	—	140,700	—	—	—	526,008	—	—	6,863,523
CTEEP	3,485,985	—	—	26,370	—	—	395,857	(745,791)	862,250	—	—	4,024,671
Lajeado Energia	64,103	—	—	—	—	—	—	(23,886)	39,705	—	—	79,923
CEB Lajeado	49,153	—	—	—	—	—	—	(15,237)	18,889	—	—	52,804
Paulista Lajeado	30,436	—	—	—	—	—	—	(9,873)	9,679	—	—	30,241
Rouar	105,413	—	—	18,062	—	—	—	—	973	—	—	124,448
Intesa - Integração Transmissora de Energia S.A. (*)	210,592	(235,171)	(217,651)	5,841	—	—	—	(5,334)	24,074	217,650	—	—
Empresa de Transmissão do Alto Uruguai S.A. (*)	—	—	—	5,103	—	—	—	(7,146)	1,838	23,115	(22,911)	—
AETE (*)	—	—	—	4,584	—	—	—	(2,058)	2,014	35,485	(40,025)	—
Luziania (*)	—	—	—	411	—	—	—	—	1,026	29,745	(31,182)	—
Transirapé (*)	—	—	—	801	—	—	—	—	973	23,856	(25,630)	—
Sete Gameleiras (*)	—	—	—	2,506	—	—	—	(4,176)	830	23,406	(22,565)	—
Pedra Branca (*)	—	—	—	2,226	—	—	—	(4,454)	1,389	18,710	(17,871)	—
São Pedro do Lago (*)	—	—	—	1,044	—	—	—	(1,044)	2,343	19,175	(21,518)	—
CentroOeste (*)	—	—	—	504	—	—	—	—	722	17,512	(18,738)	—
Transleste (*)	—	—	—	931	—	—	—	—	1,102	16,399	(18,432)	—
Transudeste (*)	—	—	—	1,675	—	—	—	(1,000)	773	11,682	(13,130)	—
Brasnorte Transmissora de Energia S.A. (*)	123,527	—	(103,737)	22,969	—	(24,965)	—	(2,741)	8,200	103,737	(126,990)	—
Rei dos Ventos 3 Geradora de Energia S.A. (*)	23,255	—	(23,368)	674	—	—	—	(1,464)	767	45,212	(45,076)	—
Brasventos Miassaba 3 Geradora de Energia S.A. (*)	37,728	—	(37,087)	(418)	—	—	—	(1,295)	2,252	73,491	(74,671)	—
Brasventos Eolo Geradora de Energia S.A. (*)	25,883	—	(24,422)	(1,058)	—	—	—	(293)	(616)	48,903	(48,397)	—
EMAE	331,556	—	—	(9,293)	—	—	—	(11,953)	41,054	—	—	351,364
CEMAR	821,010	—	—	—	—	—	—	(55,584)	223,999	—	—	989,425
Madeira Energia S.A. (MESA)	2,077,575	—	678,069	—	—	—	—	—	(750,729)	—	—	2,004,915
Energia Sustentável do Brasil	3,297,141	—	—	—	535,200	—	—	—	(469,122)	—	—	3,363,219
Interligação Elétrica do Madeira S.A. (IE Madeira)	1,314,514	—	—	—	—	—	(85,510)	—	148,980	—	—	1,377,984
Norte Brasil Transmissora de Energia S.A.	1,046,172	—	—	—	—	—	(14,808)	(12,967)	64,446	—	—	1,082,843
Manaus Transmissora de Energia S.A. (*)	691,021	—	(715,448)	—	—	—	—	—	24,427	715,448	(715,448)	—
Enerpeixe S.A.	292,002	—	—	—	—	—	—	(71,273)	39,870	—	—	260,599
Teles Pires Participações	764,559	—	77,823	—	—	—	—	—	(114,542)	—	—	727,840
Chapecoense Geração S.A. (Chapecoense)	389,981	—	—	—	—	—	—	(105,540)	111,400	—	—	395,841
Belo Monte Transmissora de Energia	1,478,019	—	24,500	—	—	—	(211,938)	(8,548)	321,178	—	—	1,603,211
Interligação Elétrica Garanhuns S.A.	356,302	—	—	—	—	—	(34,911)	(15,844)	37,229	—	—	342,776
Mata de Santa Genebra	459,169	—	47,904	—	—	—	(23,835)	3,250	(4,159)	—	—	482,329
Energética Águas da Pedra S.A.	224,668	—	—	—	—	—	—	(50,077)	43,710	—	—	218,301
Goiás Transmissão S.A.	181,481	—	—	—	—	—	(8,589)	—	15,682	—	—	188,574
Empresa de Energia São Manoel	649,731	—	26,000	—	—	—	—	—	(30,996)	—	—	644,735
Companhia Energética Sinop S.A.	539,498	—	70,560	—	—	—	—	—	(130,778)	—	—	479,280
STN - Sistema de Transmissão Nordeste S.A.	216,741	—	—	—	—	—	(50,646)	(43,410)	43,064	—	—	165,749
Transnorte Energia S.A.	148,453	—	—	—	—	—	(10,575)	—	1,936	—	—	139,814
Chapada Piauí II Holding S.A. (*)	137,715	—	(126,759)	—	—	—	—	—	(35,332)	164,723	(140,347)	—
MGE Transmissão S.A.	115,039	—	—	—	—	—	3,827	—	8,717	—	—	127,583
Transmissora Sul Brasileira de Energia S.A. (TSBE)	257,441	—	(7,012)	(313,775)	—	64,011	(5,454)	—	4,789	—	—	—
Transenergia Renovável S.A. (Transenergia)	154,498	—	—	—	—	—	(19,732)	(2,450)	10,869	—	—	143,185
Retiro Baixo Energética S.A. (Retiro Baixo)	124,386	—	—	—	—	—	—	(3,081)	12,972	—	—	134,277
Chapada Piauí I Holding S.A. (*)	126,385	—	(110,765)	—	—	—	—	—	(15,620)	80,874	(80,874)	—
Paranaíba Transmissora	160,191	—	—	—	2,082	—	12,554	(2,999)	12,530	—	—	184,358
Vale do São Bartolomeu	123,131	—	4,290	—	—	—	(65,735)	—	(10,513)	—	—	51,173
Transmissora Matogrossense de Energia S.A. (*)	123,182	—	(131,368)	—	—	—	—	(2,940)	11,126	131,368	(131,368)	—
Triângulo Mineiro Transmissora	163,637	—	—	—	—	—	(57,219)	—	(14,720)	—	—	91,698
Transmissora Sul Litorânea de Energia S.A.	198,174	—	25,948	—	—	—	—	(8,693)	18,165	—	—	233,594
Serra do Facão Energia S.A.	26,212	—	—	—	—	—	—	—	(13,222)	—	—	12,990
Transenergia São Paulo S.A.	93,433	—	—	—	—	—	(28,956)	(22,082)	6,188	—	—	48,583
Vamcruz I Participações S.A. (*)	131,635	—	—	—	3,871	—	—	—	(4,413)	—	(131,093)	—
Eólica Serra das Vacas Holding S.A. (*)	96,172	—	(96,412)	—	—	—	—	—	(3,513)	96,412	(92,659)	—
Others	2,067,533	(363,831)	(287,214)	(101,283)	38,280	(57,089)	64,791	(93,042)	72,101	—	(51,654)	1,288,592
TOTAL INVESTMENTS	29,421,729	(599,002)	(598,037)	(332,127)	720,133	(18,043)	(140,879)	(1,334,178)	1,181,977	1,896,902	(1,888,034)	28,310,442

(*) Companies classified as assets held for sale.

(**) Transfer of SPEs from Eletrosul, Chesf, Furnas and Eletronorte to Eletrobras.

		Capital	Other
	Balance on	contribution /	Comprehensive	Capitalization of	Loss / Gain of	Adjustments of	Dividends and Interest	Equity	Balance on
Subsidiaries and associated companies	12/31/2016	Disposal	Income	AFAC	Capital	previous years	on shareholder's equity	equivalence	12/31/2017
CHANGES IN INVESTMENTS
Mangue Seco II	17,934	—	—	—	—	—	(959)	1,619	18,594
Norte Energia (Belo Monte)	5,358,861	405,068	—	173,700	—	—	—	(68,926)	5,868,703
CTEEP	2,592,701	—	—	—	—	—	(180,287)	1,073,571	3,485,985
Lajeado Energia	218,262	—	5	—	—	(24,431)	(179,631)	49,899	64,103
CEB Lajeado	72,989	—	3	(13,372)	—	(6,025)	(22,745)	18,302	49,153
Paulista Lajeado	26,143	—	—	—	—	—	(6,168)	10,460	30,436
Rouar	97,157	—	1,679	—	—	—	—	6,577	105,413
EMAE	292,355	157	4,320	—	—	—	(13,388)	48,112	331,556
CEMAR	729,888	—	—	—	—	—	(73,144)	164,267	821,010
Madeira Energia S.A. (MESA)	2,503,260	—	—	—	—	—	—	(425,685)	2,077,575
ESBR Participações S.A.	3,331,923	—	—	—	—	—	—	(34,782)	3,297,141
Interligação Elétrica do Madeira S.A. (IE Madeira)	1,090,107	—	—	—	—	—	30,629	193,778	1,314,514
Norte Brasil Transmissora de Energia S.A.	975,886	—	—	—	—	—	—	70,286	1,046,172
Manaus Transmissora de Energia S.A.	650,961	—	—	—	—	—	1,389	38,671	691,021
Enerpeixe S.A.	375,174	(100,000)	—	—	—	—	(40,680)	57,508	292,002
Teles Pires Participações	799,926	78,396	—	—	—	—	—	(113,763)	764,559
Chapecoense Geração S.A. (Chapecoense)	493,555	—	—	—	—	—	(211,674)	108,100	389,981
Belo Monte Transmissora de Energia	1,069,359	382,689	—	—	—	—	(3,955)	29,926	1,478,019
Interligação Elétrica Garanhuns S.A.	360,072	—	—	—	—	—	9,891	(13,661)	356,302
Mata de Santa Genebra	230,685	180,079	—	30,000	—	—	(3,251)	21,656	459,169
Energética Águas da Pedra S.A.	216,294	—	—	—	—	—	(35,215)	43,589	224,668
Goiás Transmissão S.A.	170,313	—	—	—	—	—	(6,054)	17,222	181,481
Empresa de Energia São Manoel	418,460	233,330	—	—	—	—	—	(2,059)	649,731
Companhia Energética Sinop S.A.	430,751	322,028	—	—	—	—	—	(213,281)	539,498
STN - Sistema de Transmissão Nordeste S.A.	202,898	—	—	—	—	—	(21,430)	35,273	216,741
Intesa - Integração Transmissora de Energia S.A.	201,033	—	—	—	—	—	(19,214)	28,773	210,592
Transnorte Energia S.A.	148,748	—	—	—	—	—	—	(295)	148,453
Chapada Piauí II Holding S.A.	117,701	26,919	—	—	—	—	—	(6,905)	137,715
MGE Transmissão S.A.	111,344	—	—	—	—	—	(3,971)	7,666	115,039
Transmissora Sul Brasileira de Energia S.A. (TSBE)	277,474	—	—	—	—	—	—	(20,033)	257,441
Transenergia Renovável S.A. (Transenergia)	153,390	—	—	—	—	—	1,541	(433)	154,498
Retiro Baixo Energética S.A. (Retiro Baixo)	127,229	—	—	—	—	—	(13,515)	10,672	124,386
Brasnorte Transmissora de Energia S.A.	127,338	—	—	—	—	—	(7,805)	3,994	123,527
Chapada Piauí I Holding S.A.	104,060	—	—	34,534	—	—	—	(12,209)	126,385
Paranaíba Transmissora	147,656	—	—	—	—	—	(7,093)	19,628	160,191
Vale do São Bartolomeu	72,755	38,999	—	—	—	—	—	11,377	123,131
Transmissora Matogrossense de Energia S.A.	106,480	5,880	—	—	—	—	(1,961)	12,783	123,182
Triângulo Mineiro Transmissora	128,765	10,689	—	—	—	—	—	24,183	163,637
Transmissora Sul Litorânea de Energia S.A.	140,280	—	—	50,929	—	—	(1,385)	8,350	198,174
Serra do Facão Energia S.A.	23,670	—	—	—	—	—	—	2,542	26,212
Transenergia São Paulo S.A.	92,138			—			(5)	1,300	93,433
Vamcruz I Participações S.A.	92,452			33,299			(2,130)	8,014	131,635
Eólica Serra das Vacas Holding S.A.	94,614			6,581			—	(5,023)	96,172
Others	2,077,787	(1,078,841)	(172,645)	708,665	380,322	37,983	(138,058)	339,187	2,154,399
TOTAL INVESTMENTS	27,070,828	505,393	(166,639)	1,024,336	380,322	7,527	(950,267)	1,550,229	29,421,729

		Capital				Dividends and
	Balance on	contribution /	Other Comprehensive	Capitalization of	Gains / Losses of	Interest on	Equity		Balance on
Subsidiaries and associates	12/31/2015	Disposal	Income	AFAC	Capital	Shareholder's equity	profit (loss)	Divestiture*	12/31/2016
CHANGES IN INVESTMENTS
Mangue Seco II	16,889	—	—	—	—	(191)	1,236	—	17,934
CHC *	98,513	—	(8,713)	—	—	—	(1,969)	(87,831)	—
Norte Energia (Belo Monte)	3,469,789	1,399,201	—	600,000	—	—	(110,129)	—	5,358,861
Inambari	115	—	—	—	—	—	(14)	—	101
CEEE-GT	448,274	—	(73,004)	—	—	—	301,062	—	676,332
EMAE	307,195	—	(31,068)	—	—	3,211	13,017	—	292,355
CTEEP	942,732	1,116	—	56,854	(22,888)	(89,171)	1,704,057	—	2,592,701
CEMAR	653,419	—	—	—	—	(57,661)	134,130	—	729,888
Lajeado Energia	219,173	(1)	—	—	—	(59,291)	58,381	—	218,262
CEB Lajeado	80,353	—	(2)	—	—	(21,501)	14,139	—	72,989
Paulista Lajeado	23,507	—	—	—	—	(1,739)	4,375	—	26,143
Rouar	111,775	—	(18,751)	—	—	—	4,133	—	97,157
Energisa MT	385,318	—	(1,146)	—	(17,536)	(4,555)	32,694	—	394,774
Madeira Energia S.A. (MESA)	2,896,068	152,100	—	—	(304,200)	—	(240,708)	—	2,503,260
ESBR Participações S.A.	2,807,626	—	—	—	—	—	524,297	—	3,331,923
Interligação Elétrica do Madeira S.A.	912,098	—	—	—	—	(31,069)	209,078	—	1,090,107
Norte Brasil Transmissora de Energia S.A.	887,528	—	—	—	—	—	88,358	—	975,886
Manaus Transmissora de Energia S.A.	621,873	—	—	—	—	(3,885)	32,973	—	650,961
Enerpeixe S.A.	561,282	—	—	—	(140,000)	(96,630)	50,522	—	375,174
Teles Pires Participações	662,564	196,982	—	—	—	—	(59,620)	—	799,926
Chapecoense Geração S.A. (Chapecoense)	415,501	—	—	—	—	(24,625)	102,679	—	493,555
Belo Monte Transmissora de Energia	391,058	667,869	—	—	—	—	10,432	—	1,069,359
Interligação Elétrica Garanhuns S.A.	318,972	735	—	—	—	(4,111)	44,476	—	360,072
Mata de Santa Genebra	30,336	207,084	—	—	—	—	(6,735)	—	230,685
Energética Águas da Pedra S.A.	208,795	—	—	—	—	(47,313)	54,812	—	216,294
Goiás Transmissão S.A.	190,245	—	—	—	—	—	(19,932)	—	170,313
Empresa de Energia São Manoel	103,314	418,987	—	—	—	—	(103,841)	—	418,460
Companhia Energética Sinop S.A.	179,052	127,489	—	127,488	—	—	(3,278)	—	430,751
STN - Sistema de Transmissão Nordeste S.A.	176,941	—	—	—	—	(50,837)	76,794	—	202,898
Integração Transmissora de Energia S,A,	175,572	—	—	—	—	(6,263)	31,724	—	201,033
Transnorte Energia S.A.	148,373	—	—	—	—	—	375	—	148,748
Chapada Piauí II Holding S.A.	142,187	—	—	—	—	—	(24,486)	—	117,701
MGE Transmissão S.A.	136,755	—	—		—		(25,411)	—	111,344
Transmissora Sul Brasileira de Energia S.A.	270,252	—	—	—	—	—	7,222	—	277,474
Transenergia Renovável S.A. (Transenergia)	128,418	—	—	—	—	(4,703)	29,675	—	153,390
Retiro Baixo Energética S.A. (Retiro Baixo)	121,774	—	—	—	—	(2,107)	7,562	—	127,229
Brasnorte Transmissora de Energia S.A.	120,873	—	—	—	—	(4,225)	10,690	—	127,338
Chapada Piauí I Holding S.A.	109,497	—	—	14,040	—	—	(19,477)	—	104,060
Paranaíba	100,726	24,441	—	12,250	—	—	10,239	—	147,656
Eólica Serra das Vacas Holding S.A.	97,374	—	—	4,551	—	—	(7,311)	—	94,614
Transmissora Matogrossense de Energia S.A.	97,154	—	—	—	—	—	9,326	—	106,480
Triângulo Mineiro Transmissora	82,555	29,253	—	—	—	—	16,957	—	128,765
Transmissora Sul Litorânea de Energia S.A.	134,739	—	—	—	—	—	5,541	—	140,280
Other	1,280,582	20,689	19,903	24,386	(55,474)	(49,731)	47,240	—	1,287,595
TOTAL INVESTMENTS	21,267,136	3,245,945	(112,781)	839,569	(540,098)	(556,397)	3,015,285	(87,831)	27,070,828

(*) On July 22 of 2016, the Company sold all of its shares in Centrales Hidrelectricas de Centroamerica (“CHC”), corresponding to 50% of the invested company capital

14.3 - Information of the fair value public traded of investees

	Valuation		Fair Value(*)
Publicly traded companies	Method	Shareholding	12/31/2018	12/31/2017
CTEEP	Equity Method	36.05%	4,031,053	3,848,829
CEMAR	Equity Method	33.55%	1,760,599	1,377,138
AES Tiete	Fair Value	7.94%	312,908	398,161
ENERGISA MT	Fair Value	0.19%	8,140	418,862
COELCE	Fair Value	7.06%	244,042	270,825
ENERGISA S.A	Fair Value	2.31%	311,685	218,432
CESP	Fair Value	2.05%	134,146	133,709
CEEE-GT	Equity Method	32.59%	663,577	516,139
CEEE-D	Equity Method	32.59%	118,344	94,872
EMAE	Equity Method	40.44%	263,386	131,189
CELPA	Fair Value	0.99%	64,823	38,556
CELESC	Fair Value	10.75%	206,795	112,396
Eletropaulo	Fair Value	0.00%	—	34,264
Light	Fair Value	0.25%	8,494	—
CELPE	Fair Value	1.56%	21,108	18,258
COPEL	Fair Value	0.56%	45,617	32,759
Energias do Brasil	Fair Value	0.31%	27,913	25,491
CGEEP - DUKE	Fair Value	0.47%	16,845	17,551
CEB	Fair Value	2.10%	10,218	8,339
CELGPAR	Fair Value	0.07%	207	321

(*)  Based on the share price on the base date.

14.4 - Summary of the information of the main joint ventures and associates

	12/31/2018
	ASSETS						LIABILITIES
		Current		Non-Current			Current		Non-Current
				Financial
				assets,
		Cash and		intangible			Loans
		cash	Other	assets,	Other	Total	and	Other	Loans and	Other		Total
Joint ventures and associated	Shareholding	equivalents	assets	and PP&E	assets	Assets	financing	liabilities	financing	liabilities	Net equity	Liabilities

Norte Energia S.A	49.98%	252,763	1,222,598	41,608,558	1,075,826	44,159,745	2,348,330	1,341,796	25,578,153	1,166,966	13,724,500	44,159,745
ESBR Participações	40.00%	95,767	453,419	19,362,325	1,508,356	21,419,867	402,315	487,343	10,409,556	1,712,606	8,408,047	21,419,867
Madeira Energia S.A. (MESA)	42.46%	68,645	549,585	20,787,932	1,665,469	23,071,631	169,178	1,112,155	14,795,974	2,337,731	4,656,593	23,071,631
CTEEP	36.05%	6,224	2,436,439	37,325	15,306,539	17,786,527	280,729	250,411	940,564	5,246,176	11,068,647	17,786,527
Belo Monte Transmissora de Energia	49.00%	36,725	747,657	6,240	102,468	7,110,985	342,809	123,745	2,436,758	961,683	3,246,345	7,110,985
Interligação Elétrica do Madeira S.A. (IE Madeira)	49.00%	182,192	474,127	5,110,465	181,899	5,948,683	173,943	115,077	1,375,483	1,471,970	2,812,210	5,948,683
Teles Pires Participações	49.44%	27,857	139,167	4,803,349	370,501	5,340,874	214,126	160,783	3,053,391	419,885	1,492,689	5,340,874
Belo Monte Transmissora	24.50%	36,725	175,099	6,786,725	112,436	7,110,985	384,299	82,255	2,990,328	407,578	3,246,345	7,110,985
IEMADEIRA	24.50%	182,192	474,127	5,110,465	181,899	5,948,683	173,943	115,077	1,375,483	1,471,970	2,812,210	5,948,683
Companhia Energética Sinop	49.00%	64,563	70,034	2,204,358	288,075	2,627,030	47,959	66,549	1,029,711	251,384	1,231,427	2,627,030
Norte Brasil Transmissora de Energia S.A.	49.00%	138,473	362,877	3,541,588	57,153	4,100,091	75,482	180,497	730,024	912,399	2,201,689	4,100,091
Empresa de Energia São Manoel	33.33%	46,025	74,060	3,362,567	438,080	3,920,732	113,773	60,485	1,767,900	77,351	1,901,223	3,920,732
Chapecoense Geração S.A. (Chapecoense)	40.00%	184,003	161,734	2,732,454	118,866	3,197,057	138,706	285,757	1,045,401	737,591	989,602	3,197,057
Manaus Transmissora de Energia S.A.	19.50%	73,448	186,326	38,873	2,664,935	2,963,582	75,063	149,959	647,885	653,237	1,437,438	2,963,582
Mata de Santa Genebra	49.90%	19,568	10,931	2,181,111	153,550	2,365,160	33,964	90,642	934,650	339,312	966,592	2,365,160
Enerpeixe S.A.	40.00%	307,780	192,726	1,471,006	154,532	2,126,044	176,508	414,211	573,087	310,740	651,498	2,126,044
Serra do Facão Energia S.A.	49.47%	3	156,883	1,747,814	153,643	2,058,343	50,744	166,834	289,710	1,524,799	26,256	2,058,343
Paranaíba Transmissora	24.50%	13,931	19,164	1,812,949	58,402	1,904,446	55,968	48,631	612,854	434,414	752,579	1,904,446
Energética Águas da Pedra S.A.	49.00%	26,547	44,273	683,503	28,829	783,152	35,573	51,051	244,875	15,805	435,848	783,152
EMAE	40.44%	216,626	184,307	72,957	784,520	1,258,410	—	129,976	—	259,579	868,855	1,258,410
Interligação Elétrica Garanhuns S.A.	49.00%	37,490	93,081	1,018,264	14,241	1,163,076	33,400	26,958	218,523	165,413	718,782	1,163,076
Transmissora Sul Litorânea de Energia (TSLE)	51.00%	25,017	134,734	845,532	42,450	1,047,733	55,275	28,916	499,213	6,303	458,026	1,047,733
Chapada Piauí II Holding S.A.	49.00%	17,671	20,052	759,287	27,268	824,278	24,451	28,561	539,513	116,032	115,721	824,278
Chapada Piauí I Holding S.A.	49.00%	21,770	19,908	746,512	29,464	817,654	25,533	30,858	530,657	112,289	118,317	817,654
STN - Sistema de Transmissão Nordeste S.A.	49.00%	13,204	224,958	477,011	27,672	742,845	22,481	49,004	78,733	132,855	459,772	742,845
Goiás Transmissão S.A.	49.00%	8,804	6,220	626,825	8,286	650,135	17,694	32,784	172,648	42,165	384,844	650,135
Vamcruz I	49.00%	79,544	19,567	453,165	—	552,276	18,108	14,761	216,177	35,693	267,537	552,276
Serra das Vacas Holding	49.00%	13,981	7,417	483,119	14,427	518,944	19,276	12,636	248,051	57,868	181,113	518,944
Transenergia Renovável S.A. (Transenergia)	49.00%	20,042	6,681	403,512	5,667	435,902	15,570	7,294	95,699	27,141	292,215	435,902
Vale do São Bartolomeu	39.00%	1,716	7,401	438,758	7,222	455,097	21,978	11,622	95,529	6,940	318,956	455,097
Triângulo Mineiro Transmissora	49.00%	2,039	5,026	435,814	12,509	455,388	22,090	2,330	100,381	6,096	324,213	455,388
Retiro Baixo Energética S.A. (Retiro Baixo)	19.61%	35,582	11,412	343,504	10,631	401,129	13,651	18,523	81,905	8,985	278,065	401,129
Rouar	50.00%	92,982	6,416	315,590	19,962	434,950	12,004	1,206	166,479	6,404	248,858	434,951
MGE Transmissão S.A.	49.00%	12,855	2,803	355,902	4,239	375,799	9,342	15,626	66,173	24,284	260,374	375,799
TDG	49.00%	31,814	33,118	295,944	8,338	369,214	3,393	20,007	154,366	126,467	64,981	369,214
Transnorte Energia S.A.	49.00%	7,283	8,395	—	291,943	294,858	—	727	—	10,459	283,672	294,858
Transenergia São Paulo S.A.	49.00%	2,511	1,765	182,015	1,972	188,263	4,424	2,903	32,755	49,033	99,148	188,263
Baguari Energia S.A. (Baguari)	30.61%	5,942	35,858	194,769	9,320	245,889	—	9,213	—	4,706	231,970	245,889
Manaus Construtora Ltda	49.50%	1	87,794	—	1	87,796	—	2,317	—	47,067	38,412	87,796
Livramento	78.00%	3,725	2,349	159,904	3,402	169,380	3,540	4,700	35,422	180,569	54,851	169,380
Fronteira Oeste	51.00%	1,273	14,386	121,928	13,819	151,406	—	22,886	—	25,510	103,010	151,406
BANDA DE COURO	1.70%	10,379	1,709	127,029	2,054	141,171	2,783	6,672	62,335	35,886	33,495	141,171
BARAÚNAS I	49.00%	3,128	1,375	118,510	4,253	127,266	5,644	2,408	62,218	21,902	35,094	127,266
MUSSAMBÊ	49.00%	3,925	1,293	115,806	5,409	126,433	5,155	2,618	56,805	21,883	39,972	126,433
MORRO BRANCO I	49.00%	2,627	1,679	116,042	3,272	123,620	5,909	2,430	65,079	21,853	28,349	123,620
7 GAMELEIRAS	49.00%	3,151	3,810	91,935	13,241	112,137	5,187	2,706	53,608	2,869	47,767	112,137
S P DO LAGO	49.00%	1,774	3,337	85,395	16,736	107,242	5,374	3,156	55,545	4,035	39,132	107,242
Tijoa Participações e Investimentos	49.90%	35,973	30,021	37,123	72	103,189	—	51,350	—	30,751	21,088	103,189
PEDRA BRANCA	49.00%	7,592	6,188	82,459	5,707	101,946	5,195	3,402	53,432	1,733	38,184	101,946
BARAÚNAS III	1.50%	13,031	1,951	84,961	1,532	101,475	3,420	4,401	43,326	22,979	27,349	101,475
MAN CONSTR	19.50%	1	460	—	87,430	87,891	—	2,317	—	47,067	38,507	87,891
Caldas Novas Transmissão	49.90%	2,023	530	33,938	748	37,239	1,341	3,202	8,888	2,284	21,525	37,239
Construtora Integração Ltda	49.00%	1	45,781	—	5,559	51,341	—	2,706	—	103	48,532	51,341
Lago Azul Transmissão	49.90%	5,389	824	58,082	272	64,566	—	7,942	—	—	56,624	64,566
CSE Centro de Soluções Estratégicas	49.90%	6,649	2,864	887	165	10,565	—	5,411	—	—	5,154	10,565
Amapari Energia S.A.	40.07%	4,127	115	—	1,943	6,185	—	32,688	—	3,275	29,778	6,185
Energia Olímpica S.A.	49.90%	2,235	3,233	—	—	5,468	—	2,974	—	—	2,494	5,468
Inambari Geração de Energia (Igesa)	19.61%	51	254	—	—	305	—	280	—	—	25	305

	12/31/2017
	ASSETS						LIABILITIES
		Current		Non-Current			Current		Non-Current
				Financial
				assets,
		Cash and		intangible			Loans
		cash	Other	assets,	Other	Total	and	Other	Loans and	Other		Total
Joint ventures and associated	Shareholding	equivalents	assets	and PP&E	assets	Assets	financing	liabilities	financing	liabilities	Net equity	Liabilities
Norte Energia S.A	49.98%	6,662	758,559	39,112,347	1,198,015	41,075,583	1,707,983	1,616,848	25,546,587	651,068	11,553,097	41,075,583
Madeira Energia S.A. (MESA)	39.00%	54,517	502,221	21,610,727	1,983,133	24,150,598	700,368	1,329,966	14,351,964	2,441,185	5,327,115	24,150,598
ESBR Participações	40.00%	34,942	853,131	21,112,677	609,424	22,610,174	366,460	575,246	10,696,889	2,728,727	8,242,852	22,610,174
Teles Pires Participações	49.44%	16,073	163,415	5,130,567	253,434	5,563,489	195,417	200,595	3,213,780	389,116	1,564,581	5,563,489
Belo Monte Transmissora de Energia	49.00%	405	661,310	—	5,964,864	6,626,579	112,149	102,184	2,539,617	856,262	3,016,367	6,626,579
Interligação Elétrica do Madeira S.A. (IE Madeira)	49.00%	313	173,300	5,659,537	107,676	5,940,826	220,000	88,492	1,973,559	976,093	2,682,682	5,940,826
Norte Brasil Transmissora de Energia S.A.	49.00%	98,638	314,214	—	3,615,305	4,028,157	75,597	133,354	797,490	913,135	2,108,581	4,028,157
Chapecoense Geração S.A. (Chapecoense)	40.00%	116,427	213,292	2,810,636	153,695	3,294,050	138,788	287,902	1,172,181	720,226	974,953	3,294,050
Empresa de Energia São Manoel	33.33%	190,995	9,296	3,240,312	317,981	3,758,584	22,569	70,849	1,651,347	64,607	1,949,212	3,758,584
Manaus Transmissora de Energia S.A.	49.50%	61,494	173,981	—	2,386,043	2,621,518	74,449	95,821	688,775	374,384	1,388,089	2,621,518
Serra do Facão Energia S.A.	49.47%	2	102,870	1,849,919	145,906	2,098,697	49,633	165,764	327,914	1,502,405	52,981	2,098,697
Companhia Energética Sinop	49.00%	216,130	10,709	—	1,908,867	2,135,706	22,292	101,362	887,364	23,673	1,101,015	2,135,706
Enerpeixe S.A.	40.00%	188,574	262,377	1,520,658	170,111	2,141,720	178,570	487,881	492,997	252,267	730,005	2,141,720
Paranaíba Transmissora	24.50%	14,677	22,608	1,558,028	54,330	1,649,643	53,318	43,298	638,779	260,406	653,842	1,649,643
Mata de Santa Genebra	49.90%	9,877	12,089	1,501,117	66,825	1,589,908	554,688	25,218	—	83,311	926,691	1,589,908
Interligação Elétrica Garanhuns S.A.	49.00%	47,547	96,294	1,064,527	15,612	1,223,980	33,443	37,042	249,996	176,353	727,146	1,223,980
Santa Vitória do Palmar	49.00%	145,618	34,224	1,776,548	25	1,956,415	56,866	76,985	1,000,913	144,597	677,055	1,956,415
Transmissora Sul Litorânea de Energia (TSLE)	51.00%	6,723	121,200	848,967	42,018	1,018,908	41,838	36,960	528,565	22,968	388,577	1,018,908
Chapada Piauí I Holding S.A.	49.00%	17,896	23,310	839,914	21,543	902,663	39,237	41,743	503,967	7,331	310,385	902,663
Energética Águas da Pedra S.A.	49.00%	32,155	50,486	—	741,313	823,954	35,400	55,976	277,707	13,333	441,538	823,954
Chapada Piauí II Holding S.A.	49.00%	19,376	19,779	761,511	24,153	824,819	24,239	22,141	543,917	93,801	140,721	824,819
STN - Sistema de Transmissão Nordeste S.A.	49.00%	15,414	210,299	505,402	30,803	761,918	21,377	47,282	101,172	149,760	442,327	761,918
Chuí	49.00%	61,103	11,743	682,376	17,062	772,284	27,097	26,938	300,431	25,340	392,478	772,284
Transmissora Sul Brasileira de Energia S.A. (TSBE)	80.00%	27,050	29,554	570,103	32,757	659,464	212,619	8,226	106,174	10,644	321,801	659,464
Goiás Transmissão S.A.	49.00%	10,099	6,607	650,360	13,456	680,522	17,240	54,636	184,702	53,574	370,370	680,522
Intesa - Integração Transmissora de Energia S.A.	49.00%	32,554	168,610	417,904	11,432	630,500	31,763	22,742	60,294	88,707	426,994	630,500
Triângulo Mineiro Transmissora	49.00%	2,586	4,671	462,875	—	470,132	23,109	3,663	106,680	2,726	333,954	470,132
Vamcruz I	49.00%	52,902	31,929	472,194	—	557,025	16,679	42,355	206,984	22,361	268,646	557,025
Serra das Vacas Holding	49.00%	7,013	8,989	488,798	14,743	519,543	19,216	7,706	250,101	61,897	180,623	519,543
Transenergia Renovável S.A. (Transenergia)	49.00%	14,620	6,226	447,099	5,664	473,609	12,363	18,071	95,063	32,811	315,301	473,609
Vale do São Bartolomeu	39.00%	1,052	2,176	459,597	—	462,825	20,068	27,431	104,182	425	310,719	462,825
Transmissora Matogrossense de Energia S.A.	49.00%	6,831	72,110	—	336,922	415,863	13,273	41,239	109,784	37,302	214,265	415,863
Lajeado Energia	40.07%	106,662	104,197	1,571,997	99,808	1,882,664	160,517	243,212	527,096	100,277	851,562	1,882,664
CTEEP	36.05%	6,585	2,637,124	60,241	14,548,223	17,252,173	451,440	337,664	1,491,548	3,771,865	11,199,656	17,252,173
Transnorte Energia S.A.	49.00%	8,168	7,502	—	291,903	307,573	—	1,388	—	3,367	302,818	307,573
MGE Transmissão S.A.	49.00%	5,843	4,037	352,728	8,176	370,784	9,282	19,336	75,028	32,366	234,772	370,784
Retiro Baixo Energética S.A. (Retiro Baixo)	49.00%	14,256	9,619	353,676	11,886	389,437	13,564	13,618	94,943	13,462	253,850	389,437
Brasnorte Transmissora de Energia S.A.	49.71%	122	29,634	—	290,151	319,907	—	8,926	—	62,486	248,495	319,907
Rouar	50.00%	87,655	4,972	286,181	2,499	381,307	9,812	1,102	155,945	3,660	210,787	381,306
Paulista Lajeado	40.07%	24,086	23,951	13	120,664	168,714	36,453	6,072	—	258	125,931	168,714
Mangue Seco II	49.00%	20,321	1,906	89,227	3,124	114,578	3,147	1,988	67,800	3,688	37,955	114,578
CEB Lajeado	2.10%	5,448	30,394	88,402	192,830	317,074	—	43,182	—	—	273,892	317,074
CEMAR	33.55%	1,742,518	1,135,366	3,253,642	421,814	6,553,340	683,850	768,721	2,305,917	347,053	2,447,799	6,553,340
EMAE	40.44%	71,319	148,013	169,982	740,777	1,130,091	6,994	85,975	83,380	223,316	730,426	1,130,091

	12/31/2018
			Financial			Depreciation and
Joint ventures and associated	Net operating revenue	Financial revenue	expenses	Taxes on profits	Net earnings (losses)	amortization
Madeira Energia S.A. (MESA)	3,005,553	127,777	(1,880,828)	(111,830)	(1,743,636)	(887,061)
CTEEP	2,750,621	332,301	(468,926)	(454,828)	1,881,668	(8,347)
Belo Monte Transmissora de Energia	1,509,358	9,972	(319,122)	(318,570)	647,395	(570,066)
Interligação Elétrica do Madeira S.A. (IE Madeira)	182,192	474,127	5,110,465	181,899	5,948,683	173,943
Chapecoense Geração S.A. (Chapecoense)	874,070	24,678	(205,138)	(139,216)	278,495	(86,189)
Teles Pires Participações	772,601	13,550	(316,654)	11,477	(229,984)	(177,313)
Belo Monte Transmissora	1,509,358	9,972	(319,121)	(318,570)	647,395	(570)
IEMADEIRA	637,388	23,401	(195,668)	(18,705)	304,037	(5,381)
Norte Energia S.A	4,241,678	128,548	(1,162,825)	(228,373)	1,284,948	(106,049)
Mata de Santa Genebra	514,591	4,877	(64,384)	2,685	(5,070)	(71)
Enerpeixe S.A.	327,484	43,960	(89,319)	(2,441)	99,675	(56,642)
Serra do Facão Energia S.A.	309,961	6,374	(195,896)	18,978	(24,494)	(100,498)
Norte Brasil Transmissora de Energia S.A.	352,817	9,786	(117,078)	(49,912)	161,741	—
Empresa de Energia São Manoel	285,835	8,258	(166,007)	45,701	(88,809)	(125,861)
ESBR Participações	95,767	453,419	19,362,325	1,508,356	21,419,867	402,315
Paranaíba Transmissora	165,260	4,511	(62,488)	(32,898)	51,141	(35)
Tijoa Participações e Investimentos	150,451	1,054	(547)	(17,485)	33,387	(1,394)
Manaus Transmissora de Energia S.A.	131,265	3,569	(46,221)	(23,604)	49,346	—
Interligação Elétrica Garanhuns S.A.	129,696	2,815	(17,739)	(12,470)	83,268	(1,191)
Companhia Energética Sinop	64,563	70,034	2,204,358	288,075	2,627,030	47,959
Energética Águas da Pedra S.A.	26,547	44,273	683,503	28,829	783,152	35,573
EMAE	285,819	37,560	(4,825)	19,557	101,517	(1,378)
Transmissora Sul Litorânea de Energia (TSLE)	100,280	3,325	(57,842)	8,788	35,620	(108)
Chapada Piauí II Holding S.A.	7,217	(241)	(21,289)	(501)	(22,359)	—
Chapada Piauí I Holding S.A.	71,755	1,523	(56,314)	(2,204)	(31,878)	—
STN - Sistema de Transmissão Nordeste S.A.	154,227	2,521	(13,576)	(16,966)	106,034	(1,722)
Goiás Transmissão S.A.	60,005	1,236	(17,023)	(2,941)	32,003	(70)
Transmissora Sul Brasileira de Energia S.A. (TSBE)	45,873	2,384	(29,343)	(3,617)	2,441	(9)
Vamcruz I	32,479	2,456	(17,536)	(1,965)	(9,572)	(7,070)
Serra das Vacas Holding	26,561	253	(13,326)	(1,015)	490	(214)
Transenergia Renovável S.A. (Transenergia)	55,723	1,583	(9,962)	(2,344)	22,182	(25)
Triângulo Mineiro Transmissora	41,130	789	(5,458)	(1,422)	(10,639)	(37)
Retiro Baixo Energética S.A. (Retiro Baixo)	71,137	1,953	(10,511)	(2,835)	26,472	(10,482)
Rouar	17,329	183	12,298	3,027	(1,948)	19,748
MGE Transmissão S.A.	33,864	811	(6,942)	(1,438)	17,791	(25)
TDG	33,275	2,763	(8,195)	(2,940)	9,250	(1,136)
Transnorte Energia S.A.	7,150	449	(62)	(1,462)	2,434	—
Transenergia São Paulo S.A.	19,567	1,925	(3,538)	(1,302)	12,629	(2)
Baguari Energia S.A. (Baguari)	67,778	1,887	(916)	(3,451)	39,327	(8,099)
Livramento	22,901	298	(5,896)	(585)	12,870	(10,352)
BANDA DE COURO	11,526	462	(7,306)	(540)	(3,495)	(5,996)
BARAÚNAS I	10,636	268	(5,595)	(413)	(3,420)	(6,094)
MUSSAMBÊ	10,770	297	(5,269)	(426)	(2,838)	—
MORRO BRANCO I	10,518	250	(5,880)	(402)	(3,759)	—
7 GAMELEIRAS	(781)	215	(1,297)	(80)	(5,278)	—
S P DO LAGO	468	262	(1,424)	(59)	(3,406)	—
PEDRA BRANCA	(4,462)	148	(1,311)	77	(8,653)	(145)
BARAÚNAS III	8,923	561	(4,057)	(494)	(1,207)	(125)
MAN CONSTR	—	—	(167)	(9)	(188)	—
Caldas Novas Transmissão	4,064	123	(809)	(180)	1,497	(8)
Construtora Integração Ltda	—	—	(359)	—	(518)	—
Lago Azul Transmissão	6,028	347	(5)	(1,142)	6,052	(3)
CSE Centro de Soluções Estratégicas	15,669	336	(104)	(681)	995	(245)
Amapari Energia S.A.	—	362	(1,942)	—	(1,753)	—
Energia Olímpica S.A.	—	166	(9)	544	440	—
Inambari Geração de Energia (Igesa)	—	—	(9)	—	(159)	—

	12/31/2017
			Financial			Depreciation and
Joint ventures and associated	Net operating revenue	Financial revenue	expenses	Taxes on profits	Net earnings (losses)	amortization
Norte Energia S.A	2,598,916	98,227	(754,831)	(17,520)	16,326	(417,645)
Madeira Energia S.A. (MESA)	2,971,019	114,973	(1,551,186)	48,676	(1,091,502)	(838,814)
ESBR Participações	2,846,855	40,182	(1,260,501)	40,718	(86,957)	(791,802)
Teles Pires Participações	828,490	34,545	(371,793)	79,749	(231,419)	(177,517)
Belo Monte Transmissora de Energia	2,236,720	13,712	(347,477)	(198,322)	67,960	(167)
Interligação Elétrica do Madeira S.A. (IE Madeira)	623,807	26,088	(201,868)	(83,763)	230,932	(7,122)
Norte Brasil Transmissora de Energia S.A.	313,543	10,787	(118,060)	(63,522)	111,421	(870)
Chapecoense Geração S.A. (Chapecoense)	839,787	27,510	(183,248)	(135,394)	270,251	(86,112)
Empresa de Energia São Manoel	—	500	(187)	3,183	(6,179)	—
Manaus Transmissora de Energia S.A.	164,073	7,526	(73,557)	(33,385)	54,957	—
Serra do Facão Energia S.A.	301,185	4,859	(134,189)	1,361	8,697	(100,551)
Companhia Energética Sinop	—	8,420	(382)	223,251	(434,311)	(418)
Enerpeixe S.A.	363,669	59,720	(104,306)	(17,663)	143,770	(53,003)
Paranaíba Transmissora	238,629	5,644	(64,775)	(40,717)	69,469	(38)
Mata de Santa Genebra	548,568	3,806	(78,621)	(21,648)	42,140	(58)
Interligação Elétrica Garanhuns S.A.	123,187	5,543	(25,340)	40,298	(27,880)	(2,766)
Santa Vitória do Palmar	216,426	5,156	(72,910)	(7,761)	64,964	(50,965)
Transmissora Sul Litorânea de Energia (TSLE)	116,254	6,602	(64,654)	(2,073)	16,372	(105)
Chapada Piauí I Holding S.A.	97,363	2,531	(67,400)	(3,872)	(24,916)	—
Energética Águas da Pedra S.A.	240,155	8,176	(31,682)	(16,679)	88,386	(22,411)
Chapada Piauí II Holding S.A.	112,278	3,299	(69,195)	(4,676)	(14,092)	—
STN - Sistema de Transmissão Nordeste S.A.	142,180	2,686	(20,627)	(31,602)	71,986	(1,558)
Chuí	110,402	4,847	(36,633)	(4,595)	174,969	(34,713)
Transmissora Sul Brasileira de Energia S.A. (TSBE)	53,374	3,724	(30,718)	12,329	(25,042)	(11)
Goiás Transmissão S.A.	74,153	1,783	(18,614)	(3,034)	35,149	(70)
Intesa - Integração Transmissora de Energia S.A.	129,146	3,839	(11,406)	(13,267)	59,609	(1,619)
Triângulo Mineiro Transmissora	100,122	1,692	(7,263)	(23,860)	48,569	(24)
Vamcruz I	95,972	611	(28,705)	(3,170)	16,355	(13,076)
Serra das Vacas Holding	80,159	1,724	(46,089)	(2,911)	(10,253)	(2,843)
Transenergia Renovável S.A. (Transenergia)	42,641	1,683	(10,440)	(1,998)	6,900	(26)
Vale do São Bartolomeu	194,411	1,297	(4,546)	(38,234)	27,923	(24)
Transmissora Matogrossense de Energia S.A.	70,564	1,624	(12,429)	(7,993)	32,032	—
CTEEP	2,701,193	123,673	(189,889)	(595,645)	1,385,460	(9,627)
Transnorte Energia S.A.	2,992	715	(16)	209	(455)	—
MGE Transmissão S.A.	45,981	1,375	(7,942)	(1,960)	15,643	(25)
Retiro Baixo Energética S.A. (Retiro Baixo)	67,205	2,816	(12,344)	(2,527)	21,782	(10,459)
Brasnorte Transmissora de Energia S.A.	25,087	541	(164)	(4,148)	13,548	(1)
Rouar	20,608	23	10,507	4,764	13,591	(16,784)
Paulista Lajeado	38,278	2,461	(4,050)	(2,911)	29,006	—
Mangue Seco II	18,962	2,747	(5,467)	(1,516)	3,305	(5,305)
CEB Lajeado	171,891	4,139	(599)	(19,729)	45,676	(5,906)
CEMAR	3,370,836	250,941	(275,911)	(101,942)	489,617	(168,564)
EMAE	50,682	17,126	(2,342)	(3,141)	7,487	(1,090)

14.4.1 - Generation and Transmission Companies:

(a) Eletrosul Centrais Elétricas S.A. - it has as main objective the transmission and generation of electric energy directly or through the participation in Special Purpose Entities - SPE. The Company carries out studies, projects, construction, operation and maintenance of the electric power transmission and generation system installations, and these activities are regulated. Its generation system consists of 3 hydroelectric plants, 2 small hydroelectric plants, 6 wind farms and a solar photovoltaic unit, with an installed capacity of 476 MW*, and in the transmission activity the system consists of 186.6 km* of high-voltage power lines.

(b) Companhia Hidro Elétrica do São Francisco (CHESF) - concessionaire of public electric energy service whose purpose is to generate, transmit and commercialize electric energy. CHESF’s operations in the energy generation activity count on 12 hydroelectric plants and 2 wind farms, with an installed capacity of 10,323 MW*, and in the transmission activity the system is composed of 130 substations and 20,585.2 Km* of high-voltage power lines.

(c) Centrais Elétricas do Norte do Brasil S.A. (Eletronorte) - concessionaire of public electric energy service, controlled by the Company, operating predominantly in the States of Acre, Amapá, Amazonas, Maranhão, Mato Grosso, Pará, Rondônia, Roraima and Tocantins. The Company’s operations with the generation of electric energy have four hydroelectric plants, with an installed capacity of 8,860.05 MW* and three thermoelectric plants, with a capacity of 133.09 MW*, with an installed capacity of 8,993.14 MW*. The transmission of energy is performed by a system composed of 11,000 km* of transmission lines, 47 substations in the National Interconnected System - SIN, 190.2 Km* of transmission lines with 1 substation in the isolated system, making a total of 11,190.20 km* of transmission lines and 48 substations.

(d) Furnas Centrais Elétricas S.A. (Furnas) - controlled by the Company, it operates in generation, transmission and commercialization predominantly in the region covered by the Federal District and the States of São Paulo, Minas Gerais, Rio de Janeiro, Paraná, Espírito Santo, Goiás, Mato Grosso, Pará, Tocantins, Rondônia, Rio Grande do Sul, Santa Catarina, Rio Grande do Norte, Ceará and Bahia, in addition to participating in Special Purpose Entities. The electric power generation system of Furnas is composed of 21 hydroelectric plants, with an installed capacity of 17,729.83 MW*, and 2 thermoelectric plants with 530.00 MW* of total installed power.

(e) Eletrobras Termonuclear S.A. (Eletronuclear) - controlled by the Company, it operates in construction and operation of nuclear power plants, generation of electric energy resulting from them and the performance of engineering services and related services in the state of Rio de Janeiro. The subsidiary is basically engaged in the operating activities of the Angra 1 and Angra 2 power plants, with a nominal power of 1,990 MW*, as well as the construction of the third nuclear power unit, called the Angra 3 power plant. The subsidiary, as of December 31, 2018, presents a negative net working capital of R$ 889,658 (negative R$ 504,766 as of December 31, 2017), and has a Shareholders’ Equity of R$ 2,302,699 (R$ 5,147,539 in uncovered liabilities as of December 31, 2017)

The entity has negative net working capital and, therefore, needs capital contributions from its shareholder and/or financing transactions with third parties, which has a significant impact on its business plan.

14.4.2 - Other Companies

a)Companhia Energética do Maranhão (CEMAR) - concessionaire of public electric energy service whose purpose is to design, build and operate the sub-transmission, transformation, distribution and commercialization of electric energy.

The Company holds the concession for the distribution of electric power in 217 municipalities in the State of Maranhão, governed by Concession Contract No. 60, dated August 28, 2000, entered into with ANEEL, which shall remain in force until August of 2030, and may be extended for a further period of 30 years.

b)Eletrobras Participações S.A. (Eletropar) - controlled by the Company, its corporate purpose is to participate in the share capital of other companies.

On December 15, 2015, the General Meeting of Creditors of Eletronet S.A., a company in which Eletropar is an agent of Furnas, CHESF and Eletronorte, resolved for the discharge of Eletronet’s obligations, requiring a judicial declaration of termination of obligations and closure of bankruptcy, with the resumption of the ordinary exercise of its activities and the production of other pertinent effects.

On November 27, 2015, the Memorandum of Understanding (MOU) signed between Eletrobras, Eletropar and LT Bandeirantes (majority shareholder of Eletronet) was signed, establishing the right to receive from Eletronet, and the duty to transfer the full amount of R$ 15 million to the Assignees CHESF, Eletronorte, Eletrosul and Furnas.

The subsidiary Furnas has filed claims against the subsidiary Eletropar, for the period from January 2016 to September 2017. However, the subsidiary Eletropar understands that there is a divergence between the collection amount and the amounts agreed in the MOU.

c)Companhia Estadual de Generação e Transmissão de Energia Elétrica (CEEE-GT) - a publicly-held corporation, its controlling shareholder being the State of Rio Grande do Sul through Companhia Estadual de Energia Elétrica Participações (CEEE-Par), a company holding 65.92% of its total capital. The purpose of the Concessionaire is to operate systems for the production and transmission of electric energy.

d)Companhia Transmissão de Energia Elétrica Paulista (CTEEP) - a publicly-held company authorized to operate as a concessionaire of public electric power services, having as its main activities the planning, construction and operation of electric power transmission systems.

e)Empresa Metropolitana de Águas e Energia S.A. (EMAE) - the concessionaire of a hydropower complex located in Alto Tietê, centered on the Henry Borden Hydroelectric Power Plant. EMAE also has Rasgão HPP and Porto Góes HPP, both on the Tietê River. Isabel HPP, which is currently out of operation, is installed in Vale do Paraíba, a municipality of Pindamonhangaba. At December 31, 2018, the investee had a net working capital of R$ 266,896 (net working capital at December 31, 2017 of R$ 177,472).

f)Energisa Mato Grosso - Distribuidora de Energia S.A. (Energisa MT) - a publicly-held company under the equity control of Energisa S.A., operating in the area of electric power distribution, in addition to its own generation through thermal power plants for the service to isolated systems in its concession area that covers the State of Mato Grosso, serving consumers in 141 municipalities. Under Concession Contract No. 03/1997, signed on December 11, 1997, the concession term is 30 years, maturing on December 11, 2027, renewable for the same period. In addition to the distribution contract, the Company has Generation Concession Contract No. 04/1997, of 3 Thermoelectric Power Plants with their respective associated substations, maturing on December 10, 2027.

g)Norte Energia S.A. - a private limited company with the purpose of conducting all activities necessary for the implementation, maintenance and operation of the Belo Monte Hydroelectric Power Plant (Belo Monte HPP) on the Xingu River, located in the State of Pará, and of the transmission facilities of restricted interest to the generating plant. The Company holds 49.98% of the share capital of Norte Energia. This investee has been spending significant amounts on organization, development and pre-operation costs, which, according to estimates and projections, should be absorbed by revenues from future operations. The investee will need financial resources from its shareholders and third parties in a significant amount, for the completion of its Hydroelectric Power Plant. On December 31, 2018, the investee had a negative net working capital of R$ 2,762,388 (negative R$ 2,559,610 as of December 31, 2017) and shareholders’ equity of R$ 13,471,352  (R$ 11,346,544 as of December 31, 2017).

Due to the cash requirement, the investee also depends on the capital contribution of its shareholders and/or funding to be executed with third parties, and its business plan is significantly influenced by these operations.

h)Madeira Energia S.A. - a privately held corporation, incorporated on August 27, 2007, and has as its objective the development of the implementation project of the Santo Antônio Hydroelectric Power Plant located on the Madeira River, in the municipality of Porto Velho, in the State of Rondônia, and its associated transmission system. The Company holds 43.06%  (39% as of December 31, 2017) of the share capital of Madeira Energia through its subsidiary Furnas. The investee is incurring in construction expenses related to the development of a project for the construction of the Santo Antônio Hydroelectric Power Plant, which, according to the financial projections prepared by its management, should be absorbed by future revenues from operations.

On December 31, 2018, the investee Madeira Energia S.A. (MESA) had an excess of liabilities on current assets in the amount of R$ 663,103 (negative R$ 2,143,477 as of December 31, 2017) and shareholders’ equity of R$ 4,656,593 (R$ 5,327,115 as of December 31, 2017). To balance the situation of negative working capital, the investee relies on the contributions of funds from its shareholders.

Part of the financial situation of MESA is affected by the recognition of a provision for losses on part of the expected value of receiving reimbursable expenses from Consórcio Construtor Santo Antônio (CCSA).

Due to the cash requirement, the investee also depends on the capital contribution of its shareholders and/or funding to be executed with third parties, and its business plan is significantly influenced by these operations.

I. Right of CCSA reimbursement

On December 31, 2018, MESA recorded in its balance sheet expenditures repayable by Consórcio Construtor Santo Antônio (CCSA) in the amount of R$ 1,632,939  (R$ 1,566,298 on December 31, 2017). This receivable originated on the occasion of the signature of the 2nd amendment to the Concession Contract with ANEEL, based on the presentation of a schedule of the start of commercial operation by CCSA, anticipating, for the second time, the start of operation of the generating units of the company, said commitment being established in the Contract for Implementation of the Santo Antônio HPP and in “Terms and Conditions”. However, this schedule was not fully met, causing the net result of this calculation to generate for MESA a right of reimbursement with CCSA.

In order to assess the calculation of such reimbursable expenses, CCSA requested the application of clause 31.1.2.1.1 of the EPC contract, which presents the contractual limit of R$ 122.00/MWh* for the transfer of the cost for the purchase of energy volume. In view of this consideration, MESA’s Management made a provision for loss, whose value as of December 31, 2018 is R$ 678,551  (R$ 678,551 as of December 31, 2017) under the total amount of the reimbursable expenses of R$ 1,632,939 (R$ 1,566,298 as of December 31, 2017), reflecting the expected net amount of receipt of R$ 954,388 in December 2018 (R$ 887,747 as of December 31, 2017).

In order to resolve doubts as to the use of the contractual limiter considered in the calculation of part of the net result of the anticipation of the schedule of start of commercial operation of the plant, set forth in the 2nd Amendment to the Concession Contract entered into with ANEEL, the Subsidiary requested, before the International Chamber of Commerce (ICC), the filing of an arbitration proceeding against CCSA, which is confidential under the terms of the ICC Arbitration Rules. The Arbitral Tribunal was established in January 2017.

In addition, SAAG Investimentos S.A. (SAAG) and CEMIG Geração e Transmissão S.A. (CEMIG GT) filed with the Market Arbitration Chamber (CAM) an arbitration proceeding against Madeira Energia S.A. - CAM 63/15, due to the constitution of the impairment, which was judged on June 7, 2017, deferring the claims of the claimants and determining the reversal of the impairment mentioned above. The arbitration award was timely fulfilled by MESA and its wholly-owned subsidiary, with the respective reversal of the impairment in the accounting balance sheet closed in July 2017.

However, the Company recognizes a provision for loss in the amount of R$ 678,551 as of December 31, 2018, as mentioned above.

II. Repayment of capital

Through another confidential arbitration proceeding initiated in 2014 against MESA with the Market Arbitration Chamber (CAM No. 048/2014), the partners SAAG and CEMIG GT substantially challenged part of the capital increase approved by MESA for the payment of CCSA claims, in the amount of approximately R$ 780,000, due to the lack of calculation of amounts allegedly owed by CCSA and prior approval by the Board of Directors, as required by the Bylaws and the Shareholders’ Agreement of MESA, as well as the existence of credits of the latter against CCSA, subject to compensation, in an amount greater than the ones contested.

In compliance with the Arbitral Award rendered by CAM 48/14, the capital increase occurred at the Extraordinary General Meeting held on October 21, 2014, was annulled, which resulted in the cancellation of 605,280,000 shares, subscribed and paid in, with the amount of 304,200,000 shares being owned by Furnas.

On August 28, 2018, the effects of the partial annulment of the capital increase, retroactively to the year 2014, were monetarily restated by the application of the IGPM, which amounted to R$ 379,280. During 2018, several capital increases were approved and Furnas ended the year holding a 43.06% stake in MESA.

j)Energia Sustentável do Brasil Participações S.A. (ESBR) - a privately held corporation, has as its corporate object the construction (already completed) and commercial operation of the Jirau Hydroelectric Power Plant (Jirau HPP). On June 29, 2018, the merger of the parent company ESBR Participações S.A. into subsidiary ESBR was approved at the Extraordinary General Meeting. The Company holds 40% of ESBR. On December 31, 2018, the investee had negative net working capital of R$ 314,358 (negative R$ 53,633 on December 31, 2017), accumulated losses of R$ 2,061,663 (R$ 888,859 on December 31, 2017) and shareholders’ equity of R$ 8,408,047 (R$ 8,242,852 on December 31, 2017).

Due to the cash requirement, the investee also depends on the capital contribution of its shareholders and/or funding to be executed with third parties, and its business plan is significantly influenced by these operations.

k)Interligação Elétrica do Madeira S.A. (IEMadeira) - incorporated on December 18, 2008 with the purpose of operating the concession for the public electric energy transmission service, in particular the transmission lines and substations sold in Lots D and F of Tender No. 007/2008 of ANEEL. The Porto Velho - Araraquara transmission line entered into commercial operation on August 1, 2013. The Inversora and Retificadora stations entered into commercial operation on May 12, 2014. The company holds 49% of the capital of IE Madeira. On June 30, 2017, the Board of Directors of Eletrobras approved the transfer of the shareholdings of IEMadeira held by CHESF and Furnas to Eletrobras. The effective transfer of shareholdings depends on regulatory authorization and/or of the authorization of financing agents.

l)Manaus Transmissora de Energia S.A. - a privately held corporation, incorporated on April 22, 2008 for the specific purpose of operating concessions for public electric energy transmission services rendered through the implementation, operation, maintenance and construction of transmission facilities for the basic network of the interconnected Brazilian electrical system, according to the standards established in the legislation and regulations in force.

The SPE holds the concession for the construction, operation and maintenance of the transmission lines of 500 kV* Oriximiná/Cariri CD, SE Itacoatiara 500/138 kV* and SE Cariri 500/230 kV*.

The concession agreement was signed on October 16, 2008, for a period of thirty years, and operational activities began in 2013.

The Company holds 49.50% of the capital of Manaus Transmissora de Energia S.A.

m)Teles Pires Participações S.A. - it has the purpose of investing in Companhia Hidrelétrica Teles for the implementation of the Teles Pires Hydroelectric Power Plant. The Company holds 49.44% of the capital of Teles Pires Participações S.A. On December 31, 2018, the investee had negative net working capital of R$ 207,885 (R$ 216,524 as of December 31, 2017) and shareholders’ equity of R$ 1,492,690 (R$ 1,564,581 as of December 31, 2017).

Due to the cash requirement, the investee also depends on the capital contribution of its shareholders and/or funding to be executed with third parties, and its business plan is significantly influenced by these operations.

n)Mata de Santa Genebra Transmissora S.A. - a privately owned Special Purpose Entity with the purpose of conducting all activities necessary for the implementation, maintenance and operation of the Mata de Santa Genebra Transmission System, consisting of three transmission lines that cross municipalities of the States of São Paulo and Paraná. The Company holds 49.9% of Mata de Santa Genebra Transmissora S.A. As of December 31, 2018, the investee had negative net working capital of R$ 94,107 (negative R$ 557,940 as of December 31, 2017) and shareholders’ equity of R$ 966,592 (R$ 926,691 as of December 31, 2017).

o)Belo Monte Transmissora de Energia S.A. - a Special Purpose Entity with the purpose of conducting all activities necessary for the implementation, maintenance and operation of the CC Xingu/Estreito Transmission Line and associated facilities that cross municipalities of the States of Pará, Tocantins, Goiás and Minas Gerais. The Company holds 49% of Belo Monte Transmissora de Energia S.A. As of December 31, 2018, the investee had negative net working capital of R$ 252,745 (R$ 447,382 as of December 31, 2017) and shareholders’ equity of R$ 3,239,974 (R$ 3,016,367 as of December 31, 2017).

p)Companhia Estadual de Distribuição de Energia Elétrica (CEEE-D) - a publicly-held company being its controlling shareholder the State of Rio Grande do Sul through Companhia Estadual de Energia Elétrica Participações (CEEE-Par), a company holding 65.92% of its total capital. CEEE-D has as its object the distribution of electric energy in 72 municipalities of Rio Grande do Sul, serving approximately 4 million consumer units. As of December 31, 2018, the investee had negative net working capital of R$ 1,872,025 (negative R$ 1,007,314 on December 31, 2017), which resulted in uncovered liabilities of R$ 2,352,441 (R$ 1,100,956 as of December 31, 2017) and accumulated losses of R$ 3,493,162 (R$ 2,502,546 as of December 31, 2017).

q)Empresa de Energia São Manoel - it intends to plan, construct, maintain and operate the São Manoel HPP facilities on the Teles Pires river, located between the states of Mato Grosso and Pará. As of December 31, 2018, the investee had negative net working capital of R$ 54,173 (positive R$ 106,873 as of December 31, 2017) and shareholders’ equity of R$ 1,901,223 (R$ 1,949,212 as of December 31, 2017).

(*) information not audited by the independent auditors.

14.4.3 - Companies under Management

Due to the non-extension of the concession of Companhia Energética de Roraima - CERR, the shareholders’ agreement entered into between Eletrobras and the State of Roraima on September 12, 2013, for shared management of CERR, has expired in accordance with said instrument.

The obligations assumed by Boa Vista in the temporary provision of the service will be assumed by the new concessionaire, in accordance with the tender notice published by the Granting Authority, and Eletrobras or Boa Vista shall not, during the period of the temporary provision of services, make any contributions in to CERR, even if they are for the maintenance or operation of distribution services.

14.5 - Special Purpose Entities - SPE

Over the last few years, Eletrobras System companies have invested in partnerships in projects with private initiative, where the Company is a non-controlling shareholder. These projects are engaged in the generation and transmission of electric energy, whose amounts are classified as Investments.

The other investments with significant interest of the company, its subsidiaries, jointly-controlled subsidiaries and affiliates are as follows:

Investments in Joint Ventures and associated

Name	object	Company	% Share	Other Shareholders	% Share	Investment Value
Sistema de Transmissão Nordeste - STN	Transmission	Chesf	49.00%	Alusa	51.00%	165,749
Manaus Construtora Ltda.	Transmission	Chesf	30.00%	Abengoa	50.50%	33,151
		Eletronorte	30.00%
Energia Sustentável do Brasil - ESBR	Generation	Chesf	20.00%	GDF Suez Energy Latin America Ltda.	40.00%	1,681,609
		Eletrosul	20.00%	Mizha Participações S.A	20.00%
TDG - Transmissora Delmiro Gouveia S.A.	Transmission	Chesf	49.00%	ATP Engenharia Ltda	51.00%	31,841
Norte Energia S.A	Generation	Chesf	19.98%	Petros	10.00%	4,827,362
		Eletronorte	19.98%	Others	40.02%
		Eletrobras	15.00%
Enerpeixe S.A.	Generation	Furnas	40.00%	EDP	60.00%	260,599
Norte Brasil Transmissora de Energia S.A	Transmission	Eletronorte	49.00%	Abengoa	51.00%	1,082,843
		Chesf	49.00%
Fronteira Oeste Transmissora de Energia S.A	Transmission	Eletrosul	51.00%	CEEE-GT	49.00%	52,535
Chapecoense	Generation	Furnas	40.00%	CPFL	51.00%	395,841
				CEEE-GT	9.00%
Serra do Facão Energia	Generation	Furnas	49.47%	Alcoa Alumínio	34.97%	12,990
				DME Energética	10.08%
				Camargo Corrêa	5.48%
Retiro Baixo	Generation	Furnas	49.00%	Orteng	25.50%	134,277
				Arcadis Logos	25.50%
Baguari Energia	Generation	Furnas	30.61%	Cemig	69.39%	71,011
Transenergia Renovável S.A.	Transmission	Furnas	49.00%	GEBRAS Participações Ltda.	51.00%	143,185
Interligação Elétrica Garanhuns S.A	Transmission	Chesf	49.00%	CTEEP	51.00%	342,776
TSLE - Transmissora Sul Litorânia de Energia S.A	Transmission	Eletrosul	51.00%	CEEE-GT	49.00%	233,594
Teles Pires Participações S.A	Generation	Eletrosul	24.72%	Neoenergia	50.56%	727,840
		Furnas	24.72%
Construtora Integração	Transmission	Eletronorte	49.00%	Abengoa	51.00%	23,606
		Chesf	49.00%
Transnorte Energia S.A.	Transmission	Eletronorte	49.00%	Alupar	51.00%	139,814
		Chesf	49.00%
Goiás Transmissão S.A	Transmission	Furnas	49.00%	Bogotá	51.00%	188,574
Madeira Energia S.A	Generation	Furnas	43.06%	Odebrecht Energia	18.60%	2,004,915
				SAAG Investimentos S.A	12.40%
				Cemig	10.00%
				Fundo de Investimento em Participações Amazônia Energia	20.00%
MGE - Transmissão	Transmission	Furnas	49.00%	Gebbras Participações Ltda	51.00%	127,583
Triângulo Mineiro Transmissora S.A.	Transmission	Furnas	49.00%	FIP Participações Caixa Milão	51.00%	158,864
Paranaíba Transmissora de Energia S.A.	Transmission	Furnas	24.50%	Copel	24.50%	184,358
				State Grid	51.00%
Vale do São Bartolomeu	Transmission	Furnas	39.00%	FIP Participações Caixa Milão	51.00%	124,393
				CELG GT	10.00%
Companhia Energética SINOP S.A.	Generation	Eletronorte	24.50%	FIP Participações Caixa Milão	51.00%	479,280
		Chesf	24.50%
Tijoa Participações e Investimentos	Generation	Furnas	49.90%	Fundo de Investimento em Participações Constantinopla	50.10%	10,523
São Manoel	Generation	Furnas	33.33%	CWEI (Brasil) Participações	33.30%	644,735
				EDP Brasil	33.40%
Transenergia São Paulo	Transmission	Furnas	49.00%	J.Malucelli	51.00%	48,583
Mata de Sta. Genebra Transmissora	Transmission	Furnas	49.90%	Copel	50.10%	482,329
Energia Olímpica	Transmission	Furnas	49.90%	Light S.A	50.10%	1,244
Inambari Geração de Energia (Igesa)	Generation	Furnas	19.60%	OAS	51.00%	93
		Eletrobras	29.40%
Belo Monte Transmissora de Energia S.A	Transmission	Eletronorte	24.50%	State Grid Brazil Holding (SGBH)	51.00%	1,603,211
		Furnas	24.50%
		Chesf	24.50%
CSE Energia	Generation	Furnas	49.90%	Juno Participações e Investimentos S.A	50.10%	2,572
Energética Águas da Pedra S.A	Geração	Chesf	24.50%	Neoenergia	51.00%	218,301
		Eletronorte	24.50%
Rouar S.A	Geração	Eletrobras	50.00%	UTE	50.00%	124,448
Companhia de Eletricidade do Amapá - CEA	Distribuição	Eletrobras	1.50%	Governo do Estado do Amapá	98.50%	20
CEB - LAJEADO	Geração	Eletrobras	40.07%	CEB	59.93%	52,804
Lajeado Energia	Geração	Eletrobras	40.07%	EDP - Energias do Brasil S.A	55.86%	79,923
				Governo do Estado do Tocantins	4.07%
Paulista Lajeado	Geração	Eletrobras	40.07%	Cia. Jaguari de Geração de Energia	59.93%	30,241
Companhia Estadual de Energia Elétrica - CEEE-GT	Geração	Eletrobras	32.59%	CEE Participações	65.92%	818,901
				Outros	1.49%
Companhia Energética do Maranhão São Luís – CEMAR	Distribuição	Eletrobras	33.55%	Equatorial Energia	65.11%	989,425
				Outros	1.34%
CTEEP	Transmissão	Eletrobras	35.39%	ISA Capital do Brasil	35.91%	3,951,302
				Outros	28.70%
EMAE	Geração	Eletrobras	39.02%	Fazenda do Estado de São Paulo	38.99%	339,027
				Outros	21.99%

During 2018, the Company carried out several transactions with its subsidiaries for the transfer of shares of Generation and Transmission SPEs, which were subsequently auctioned. Such transactions were carried out based on book values (without gain or loss calculation). The following are the SPEs transferred to Eletrobras:

	Former
SPE	Shareholder	Share
Integração Transmissora de Energia S.A. (Intesa)	Chesf	12.00%
Serra das Vacas Holding S.A.	Chesf	49.00%
VamCruz I Participação S.A.	Chesf	49.00%
Chapada do Piauí II Holding S.A.	Chesf	49.00%
Sete Gameleiras S.A.	Chesf	49.00%
Pedra Branca S.A.	Chesf	49.00%
São Pedro do Lago Energética S.A.	Chesf	49.00%
Brasnorte Transmissora de Energia S.A.	Eletronorte	49.71%
Brasventos Eolo Geradora de Energia S.A.	Eletronorte	24.50%
Brasventos Miassaba 3 Geradora de Energia S.A.	Eletronorte	24.50%
Rei dos Vendos 3 Geradora de Energia S.A.	Eletronorte	24.50%
Amazônia Eletronorte Transmissora de Energia S.A. (AETE)	Eletronorte	49.00%
Transmissora Matogrossense de Energia S.A. (TME)	Eletronorte	49.00%
Integração Transmissora de Energia S.A. (Intesa)	Eletronorte	37.00%
Empresa de Transmissão Alto Uruguai S.A. (ETAU)	Eletrosul	27.42%
Uirapuru Transmissora de Energia S.A. (UIRAPURU)	Eletrosul	75.00%
Brasventos Eolo Geradora de Energia S.A.	Furnas	24.50%
Brasventos Miassaba 3 Geradora de Energia S.A.	Furnas	24.50%
Rei dos Vendos 3 Geradora de Energia S.A.	Furnas	24.50%
Companhia de Transmissão Centroeste de Minas S.A.	Furnas	49.00%
Companhia Transirapé de Transmissão S.A.	Furnas	24.50%
Companhia Transleste de Transmissão S.A.	Furnas	24.00%
Companhia Transudeste de Transmissão S.A.	Furnas	25.00%
Luziânia- Niquelândia Transmissora S.A.	Furnas	49.00%

On December 28, 2018, the Company and Equatorial entered into the Contract for the Purchase and Sale of INTESA - Integração Transmissora de Energia S.A., in accordance with tender notice No. 01/2018, referring to the “Lot I” of the Notice, and Equatorial was the winner in the bidding process, in the tender mode, held in a public session at the head office of B3 Stock Exchange, on September 27, 2018. For the sale, Eletrobras received the amount of approximately R$ 280,000, already adjusted until December 27, 2018.

Further information on the classification of these SPEs as assets held for sale is described in note 44.

14.6 - Shares in guarantee

Considering that the Company has several actions within the scope of the Judiciary, where it is a defendant (Note 23), the assets representing 9.89% as of December 31, 2018 (10.02% as of December 31, 2017) of the total investment balances, are offered as collateral, in these legal proceedings, as follows:

12/31/2018
EQUITY HOLDINGS	INVESTMENT VALUE	BLOCKING PERCENTAGE	BLOCKED INVESTMENT

CTEEP	3,951,302	96.49%	3,812,611
EMAE	339,027	100.00%	339,027
CESP	134,146	98.96%	132,751
AES TIETE	312,908	90.66%	283,682
COELCE	244,042	92.94%	226,813
CGEEP	16,845	64.89%	10,931
ENERGISA MT	8,140	100.00%	8,140
CELPA	52,077	100.00%	52,077
CELPE	33,854	100.00%	33,854
CEEE - GT	818,901	100.00%	818,901
ENERGISA S.A.	298,284	78.57%	234,362
CELESC	206,795	74.84%	154,765
CEMAR	989,425	95.55%	945,396
CEB Lajeado	52,804	99.97%	52,787
TOTAL	7,458,550		7,106,096